							    File Number: 2-25980
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                   June 22, 2015


                                  PIONEER FUND


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
Effective July 1, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   John A. Carey, an Executive Vice President of
                       Pioneer (portfolio manager of the fund since
                       1986); Jeff Kripke, a Senior Vice President of
                       Pioneer (portfolio manager of the fund since
                       2015); and Walter Hunnewell, Jr., a Vice
                       President of Pioneer (assistant portfolio
                       manager of the fund since 2001)

MANAGEMENT
Effective July 1, 2015, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey, portfolio manager of the fund since 1986, Jeff Kripke, portfolio manager of the fund since 2015, and Walter Hunnewell, Jr., assistant portfolio manager of the fund since 2001. Mr. Carey, Mr. Kripke and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates.

Mr. Carey, an Executive Vice President of Pioneer, joined Pioneer as an analyst in 1979. Mr. Kripke, a Senior Vice President of Pioneer, joined Pioneer in June 2015. Effective October 1, 2015, Mr. Kripke will become lead manager of the fund. Mr. Kripke joined Pioneer from Allianz Global Investors, where he was Co-CIO of the Disciplined Equity Group and a portfolio manager since 2014. Previously, Mr. Kripke was at Wellington Management Company from 2001 - 2013, where he was an associate partner and portfolio manager. Mr. Hunnewell, a Vice President of Pioneer, joined Pioneer as a portfolio manager in 2001 and has been an investment professional since 1985.














                                                                   28690-00-0615
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   June 22, 2015


                                  PIONEER FUND


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
Effective July 1, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   John A. Carey, an Executive Vice President of
                       Pioneer (portfolio manager of the fund since
                       1986); Jeff Kripke, a Senior Vice President of
                       Pioneer (portfolio manager of the fund since
                       2015): and Walter Hunnewell, Jr., a Vice
                       President of Pioneer (assistant portfolio
                       manager of the fund since 2001)

                                                                   28691-00-0615
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC